Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	602,441
Proposed Maximum Offering Price per Unit	13.08
Maximum Aggregate Offering Price	$ 7,879,928.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,088.22
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (“Registration Statement”) shall also cover any additional shares of the common stock of Cullinan Therapeutics, Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.
(2)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $15.39, which was computed by averaging the $15.95 (high) and $14.82 (low) prices of a share of the Registrant’s common stock as reported on The Nasdaq Global Select Market on March 6, 2026. Under the 2021 ESPP, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant’s common stock on the offering date or the exercise date, whichever is less.
(3)
Represents additional shares of the Registrant’s common stock automatically reserved and available for issuance under the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) resulting from the annual “evergreen” increase in the number of authorized shares reserved and available for issuance under the 2021 ESPP on January 1, 2026. The annual increase was equal to one percent (1%) of the number of shares of common stock issued and outstanding on December 31, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	3,012,207
Proposed Maximum Offering Price per Unit	15.39
Maximum Aggregate Offering Price	$ 46,357,865.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,402.02
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (“Registration Statement”) shall also cover any additional shares of the common stock of Cullinan Therapeutics, Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.
(4)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $15.39 was computed by averaging the $15.95 (high) and $14.82 (low) prices of a share of the Registrant’s common stock as reported on The Nasdaq Global Select Market on March 6, 2026.
(5)
Represents additional shares of the Registrant’s common stock automatically reserved and available for issuance under the Registrant’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) resulting from the annual “evergreen” increase in the number of authorized shares reserved and available for issuance under the 2021 Plan on January 1, 2026. The annual increase was equal to five (5%) percent of the number of shares of stock issued and outstanding on December 31, 2025.